Estimates, Significant Accounting Policies and Balance Sheet Detail Estimates, Significant Accounting Policies and Balance Sheet Detail (Fair Value Schedule of Unobservable Inputs) (Details)	Dec. 31, 2012
Unobservable Inputs [Abstract]
Preferred Unit Yield Fair Value Assumption	6.11%
Fair Value Embedde Derivatives, Significant Unobservable Input, Credit Spread	6.49%
Fair Value, Embedded Derivatives, Significant Unobservable Input, Volatility	21.38%